Supplement to the
Spartan® Total Market Index Fund, Spartan Extended Market Index Fund, and Spartan International Index Fund
April 29, 2009
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the funds. All references to Mr. Narasimhan are no longer applicable.

The following information replaces the similar information found in the "Performance" section beginning on page 3.

Year-by-Year Returns

Spartan Total Market Index - Investor Class
Calendar Years

1999

2000

2001

2002

2003

2004

2005

2006

2007

2008

23.23%	-10.96%	-10.79%	-20.99%	31.24%	12.11%	6.42%	15.73%	5.57%	-37.18%

During the periods shown in the chart for Investor Class of Spartan Total Market Index:

Returns

Quarter ended

Highest Quarter Return	17.92%	December 31, 1999
Lowest Quarter Return	-22.87%	December 31, 2008
Year-to-Date Return	4.33%	June 30, 2009

Effective September 14, 2009, the following information replaces the "Minimums" tables found in the "Buying and Selling Shares" section beginning on page 11.

Minimums - Investor Class
Initial Purchase	$10,000
Balance	$10,000
Minimums - Fidelity Advantage Class
Initial Purchase	$100,000
Balance	$100,000

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section beginning on page 11.

For Investor Class:

There is no minimum balance or initial purchase minimum for assets held in employee benefit plans (including Fidelity sponsored 403(b) arrangements but otherwise as defined in the Employee Retirement Income Security Act of 1974, excluding SIMPLE IRAs, SEP IRAs, and the Fidelity Retirement Plan) having more than 50 eligible employees or a minimum of $1,000,000 in plan assets that have at least some portion of their assets invested in mutual funds advised by FMR and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel. In addition, there is no minimum balance or initial purchase minimum for assets held in a Fidelity Traditional IRA or Fidelity Rollover IRA bought with the proceeds of a distribution or transfer from an employee benefit plan as described above, provided that at the time of the distribution or transfer, the employee benefit plan satisfies the requirements described above. There is no minimum balance or initial purchase minimum for a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or a Fidelity systematic withdrawal service. For Investor Class of each of Spartan Total Market Index and Spartan International Index, there is no minimum balance or initial purchase minimum for investments through an account for which FMR or an affiliate serves as investment manager, or a Fidelity systematic withdrawal service.

For Fidelity Advantage Class:

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) require a minimum initial purchase and ongoing balance of $100 million at the plan sponsor level.

For individual accounts maintained by FMR or its affiliates, and for omnibus accounts for which FMR provides recordkeeping services, FMR will monitor account balances at the individual account level.

Fidelity Advantage Class shares are not available to intermediaries that would meet the eligibility criteria by aggregating the holdings of underlying accounts. An intermediary that holds Fidelity Advantage Class shares within an omnibus account must certify to FMR or its affiliates that it will be able to offer Fidelity Advantage Class shares in accordance with the terms of this prospectus. Intermediaries may include broker-dealers, institutional accounts, insurance, bank trust, third-party administrators and registered investment advisers.

There is no minimum balance or initial purchase minimum for eligible qualified wrap program accounts, or a Fidelity systematic withdrawal service. A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Fidelity Advantage Class shares are not available to mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager.

The following information replaces the similar information found in the "Selling Shares" section on page 14.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section on page 18.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of each fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

SIF-10-01 February 19, 2010 1.717993.133

Supplement to the

Spartan® Total Market Index Fund
Spartan Extended Market Index Fund
Spartan International Index Fund

Funds of Fidelity Concord Street Trust

Investor Class and Fidelity Advantage Class

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2009

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the funds. All references to Mr. Narasimhan in the "Management Contracts" section beginning on page 31 are no longer applicable

The following information supplements similar information found in the "Management Contracts" section beginning on page 31.

Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index are managed by Geode, a sub-adviser to each fund. Maximilian Kaufmann is a portfolio manager of each fund and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan Total Market Index's relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market IndexSM, Spartan Extended Market Index's relative pre-tax investment performance measured against the Dow Jones U.S. Completion Total Stock Market Index, and Spartan International Index's relative pre-tax investment performance measured against the MSCI® EAFE® Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Total Market Index ($9,087 (in millions) assets managed), Spartan Extended Market Index ($3,445 (in millions) assets managed), and Spartan International Index ($7,733 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Spartan Total Market Index beneficially owned by Mr. Kaufmann was none, the dollar range of shares of Spartan Extended Market Index beneficially owned by Mr. Kaufmann was none, and the dollar range of shares of Spartan International Index beneficially owned by Mr. Kaufmann was $1 - $10,000.

SIFB-10-02 February 19, 2010 1.718587.123

Supplement to the
Spartan® Total Market Index Fund
Class F
August 23, 2009
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan are no longer applicable.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section beginning on page 16.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of the fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

STI-F-10-01 February 19, 2010 1.905902.102

Supplement to the

Spartan® Total Market Index Fund
A Fund of Fidelity® Concord Street Trust

Class F

STATEMENT OF ADDITIONAL INFORMATION

August 23, 2009

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contracts" section beginning on page 26 are no longer applicable.

The following information supplements similar information found in the "Management Contract" section beginning on page 26.

The fund is managed by Geode, a sub-adviser to the fund. Maximilian Kaufmann is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to the fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market IndexSM. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Total Market Index ($9,087 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Spartan Total Market Index beneficially owned by Mr. Kaufmann was none.

STI-FB-10-02 February 19, 2010 1.908702.101

Supplement to the
Spartan® 500 Index Fund (formerly Spartan U.S. Equity Index Fund)
Investor Class and
Fidelity Advantage Class
April 29, 2009
Prospectus

On November 18, 2009, the Board of Trustees approved an Agreement and Plan of Reorganization between Spartan U.S. Equity Index Fund and Spartan 500 Index Fund. Spartan U.S. Equity Index Fund will be renamed Spartan 500 Index Fund, the fund will begin charging an annual index fund fee (for balances under $10,000), and the fund's Investor Class initial purchase and balance minimums will be lowered from $100,000 to $10,000 immediately following the Reorganization, which is scheduled to take place on or about January 22, 2010.

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan are no longer applicable.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying Shares" section on page 14.

Minimums - Investor Class
To Open an Account	$100,000
For Fidelity Rollover IRAs	$500
For Fidelity Keogh accounts	$500
Minimum Balance	$100,000
For Fidelity Rollover IRAs	$2,000
For Fidelity Keogh accounts	$500

Effective September 14, 2009, the following information replaces the similar information found in the "Buying Shares" section on page 14.

There is no minimum account balance or initial purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying Shares" section on page 14.

Minimums -Fidelity Advantage Class

To Open an Account	$100,000
Minimum Balance	$100,000

Effective September 14, 2009, the following information replaces the similar information found in the "Buying Shares" section on page 15.

There is no minimum balance or initial purchase minimum for eligible qualified wrap program accounts.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 15.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of the fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

UEI-10-01 February 19, 2010 1.717991.125

Supplement to the

Spartan® 500 Index Fund
(formerly Spartan U.S. Equity Index Fund)

A Fund of Fidelity Concord Street Trust

Investor Class and Fidelity Advantage Class

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2009

Effective January 25, 2010, Spartan U.S. Equity Index Fund will be renamed Spartan 500 Index Fund.

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 24 are no longer applicable.

The following information supplements similar information found in the "Management Contract" section beginning on page 24.

Spartan U.S. Equity Index is managed by Geode, a sub-adviser to the fund. Maximilian Kaufmann is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the S&P 500 Index and the fund's pre-tax investment performance (based on the performance of the fund's Investor Class) within the Lipper S&P 500 Index Objective. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan U.S. Equity Index ($22,981 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Spartan U.S. Equity Index beneficially owned by Mr. Kaufmann was none.

UEIB-10-02 February 19, 2010 1.720027.122